Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,621,223.66
Previously Paid Amount	0
Total Fee Amount	1,319.91
Total Offset Amount	0
Net Fee	$ 1,319.91